Fair Value Measurements (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Millions	Sep. 30, 2014	Sep. 30, 2013
Estimate of Fair Value Measurement
Non-pension financial assets and liabilities measured at fair value
Total assets	$ 4.8	$ 1.7
Total liabilities	8.5	5.2
Estimate of Fair Value Measurement | Foreign Exchange Option
Non-pension financial assets and liabilities measured at fair value
Total assets	1.7	0.1
Estimate of Fair Value Measurement | Foreign currency forward contracts
Non-pension financial assets and liabilities measured at fair value
Total assets	3.1	1.6
Total liabilities	3.7	1.5
Estimate of Fair Value Measurement | Interest rate swap agreements
Non-pension financial assets and liabilities measured at fair value
Total liabilities	4.8	3.7
Fair Value, Inputs, Level 2
Non-pension financial assets and liabilities measured at fair value
Total assets	4.8	1.7
Total liabilities	8.5	5.2
Fair Value, Inputs, Level 2 | Foreign Exchange Option
Non-pension financial assets and liabilities measured at fair value
Total assets	1.7	0.1
Fair Value, Inputs, Level 2 | Foreign currency forward contracts
Non-pension financial assets and liabilities measured at fair value
Total assets	3.1	1.6
Total liabilities	3.7	1.5
Fair Value, Inputs, Level 2 | Interest rate swap agreements
Non-pension financial assets and liabilities measured at fair value
Total liabilities	$ 4.8	$ 3.7